MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring provision [abstract]
Schedule of manufacturing facility closures, restructuring and other related charges
The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the three-year period ended December 31, 2018 under the caption manufacturing facility closures, restructuring and other related charges:

	2018	2017	2016
	$	$	$
Impairment of property, plant and equipment	4,839	289	3,018
Impairment of intangibles	—	—	379
Equipment relocation	—	147	711
Revaluation and impairment of inventories	1,297	163	1,420
Termination benefits and other labor related costs	1,043	2	1,765
Restoration and idle facility costs	268	308	3,787
Insurance proceeds	—	—	(9,793)
Professional fees	31	87	942
Other (recoveries) costs	(418)	363	179
	7,060	1,359	2,408